Impairment of Goodwill and Long-Lived Assets - Segment Reporting Estimated Fair Value over Carrying Value and Goodwill Allocated to Reporting Units (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill allocated to the reporting unit	$ 798,847	[1]	$ 1,049,514	[1]	$ 884,199	$ 894,374
Kuzbass Power Sales Company (KPSC) [Member] | Power [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	2.00%
Goodwill allocated to the reporting unit	$ 64,112

[1]	See Note 3(h)